Note 6 - Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2011	2012	Interest rate	Period

A (i)	$1,929,955	-	10% per annum	December 2, 2011 to June 1, 2012
B (i)	6,433,186	-	2% per month	December 23, 2011 to June 23, 2012
C (ii)	1,202,362	1,205,604	6% per annum	December 1, 2011 to November 30, 2012
	$9,565,503	$1,205,604